CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) / EQUITY	Ordinary shares Series Seed Preferred Shares CNY (¥) shares	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary Shares CNY (¥) shares	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Series Seed Preferred Shares Series Seed Preferred Shares CNY (¥) shares	Series Seed Preferred Shares CNY (¥) shares	Additional paid-in capital Class A Ordinary Shares CNY (¥)	Additional paid-in capital Class B Ordinary Shares CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss) / income USD ($)	Accumulated other comprehensive (loss) / income CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Class A Ordinary Shares CNY (¥)	Class B Ordinary Shares CNY (¥)	USD ($)	CNY (¥)
Beginning balance at Dec. 31, 2016					¥ 39,948		¥ 18,436				¥ 377,738,798		¥ (4,498,588)		¥ (586,493,123)				¥ (213,194,529)
Beginning balance (in shares) at Dec. 31, 2016 | shares				64,570,520	64,570,520		30,000,000
Increase (decrease) in shareholders' deficit
Share-based compensation											62,527,098								62,527,098
Net (loss) / income															(184,662,871)				(184,662,871)
Foreign currency translation adjustment, net of nil income taxes													9,994,461						9,994,461
Unrealized holding gains on available-for-sale security, net of income taxes													2,415,901						2,415,901
Reclassification adjustment for gain on available for sale securities realized in net income, net of income taxes													(2,315,536)						(2,315,536)
Ending balance at Dec. 31, 2017					¥ 39,948		¥ 18,436				440,265,896		5,596,238		(771,155,994)				(325,235,476)
Ending balance (in shares) at Dec. 31, 2017 | shares				64,570,520	64,570,520		30,000,000
Increase (decrease) in shareholders' deficit
Share-based compensation											265,874,927								265,874,927
Issuance of ordinary shares					¥ 9,714						383,308,578								383,318,292
Issuance of ordinary shares (in shares) | shares				14,000,000	14,000,000
Repurchase and retirement of ordinary shares					¥ (266)										(4,202,069)				(4,202,335)
Repurchase and retirement of ordinary shares (in shares) | shares				(432,000)	(432,000)
Conversion of preferred shares into ordinary shares	¥ 18,436	¥ 24,562	¥ 3,565			¥ (18,436)		¥ 451,100,862	¥ 176,933,285							¥ 451,125,424	¥ 176,936,850
Conversion of preferred shares into ordinary shares (in shares) | shares	30,000,000	35,397,679	5,137,859			(30,000,000)
Net (loss) / income															(349,027,476)				(349,027,476)
Foreign currency translation adjustment, net of nil income taxes													(28,436,867)						(28,436,867)
Unrealized holding gains on available-for-sale security, net of income taxes													4,655,556						4,655,556
Reclassification adjustment for gain on available for sale securities realized in net income, net of income taxes													(4,601,849)						(4,601,849)
Ending balance at Dec. 31, 2018					¥ 95,959						1,717,483,548		(22,786,922)		(1,124,385,539)				570,407,046
Ending balance (in shares) at Dec. 31, 2018 | shares				148,674,058	148,674,058
Beginning balance at Dec. 31, 2017					¥ 39,948		¥ 18,436				440,265,896		5,596,238		(771,155,994)				(325,235,476)
Beginning balance (in shares) at Dec. 31, 2017 | shares				64,570,520	64,570,520		30,000,000
Increase (decrease) in shareholders' deficit
Conversion of preferred shares into ordinary shares																			628,062,274
Ending balance at Dec. 31, 2019				$ 13,857	¥ 96,471					$ 249,662,837	1,738,102,741	$ (1,776,584)	(12,368,224)	$ (134,203,908)	(934,300,768)			$ 113,696,202	791,530,220
Ending balance (in shares) at Dec. 31, 2019 | shares				149,416,898	149,416,898
Beginning balance at Dec. 31, 2018					¥ 95,959						1,717,483,548		(22,786,922)		(1,124,385,539)				570,407,046
Beginning balance (in shares) at Dec. 31, 2018 | shares				148,674,058	148,674,058
Increase (decrease) in shareholders' deficit
Share-based compensation											19,622,779								19,622,779
Exercise of share-based awards					¥ 512						996,414								996,926
Exercise of share-based awards (in shares) | shares				742,840	742,840
Net (loss) / income															190,084,771			27,303,970	190,084,771
Foreign currency translation adjustment, net of nil income taxes													8,882,775					1,275,931	8,882,775
Unrealized holding gains on available-for-sale security, net of income taxes													6,102,242					876,532	6,102,242
Reclassification adjustment for gain on available for sale securities realized in net income, net of income taxes													(4,566,319)					(655,911)	(4,566,319)
Ending balance at Dec. 31, 2019				$ 13,857	¥ 96,471					$ 249,662,837	¥ 1,738,102,741	$ (1,776,584)	¥ (12,368,224)	$ (134,203,908)	¥ (934,300,768)			$ 113,696,202	¥ 791,530,220
Ending balance (in shares) at Dec. 31, 2019 | shares				149,416,898	149,416,898